Employees (Tables)	12 Months Ended
Mar. 31, 2018
Employees
Schedule of number of employees by activity and segment

	2018	2017	2016
	Employees	Employees	Employees
By activity:
Operations	17,094	18,207	18,869
Selling and distribution	35,025	38,252	38,325
Customer care and administration	54,016	55,097	54,490
	106,135	111,556	111,684
By segment:
Germany	13,718	14,478	14,862
Italy	6,606	6,601	6,676
Spain	5,015	5,118	5,935
UK	12,379	13,238	13,323
Other Europe	11,760	15,801	16,058
Europe	49,478	55,236	56,854
India (Discontinued operations)	11,086	13,187	13,346
Vodacom	7,524	7,590	7,515
Other Africa, Middle East and Asia-Pacific	13,606	14,183	14,262
Africa, Middle East and Asia-Pacific	32,216	34,960	35,123
Common Functions	24,441	21,360	19,707
Total	106,135	111,556	111,684

Schedule of cost incurred in respect of employees (including Directors)

	2018	2017	2016
	€m	€m	€m
Wages and salaries	4,179	4,630	4,759
Social security costs	547	582	621
Other pension costs (note 25)	222	212	270
Share-based payments (note 26)	128	95	154
	5,076	5,519	5,804
India (Discontinued operations)	219	217	212
Total	5,295	5,736	6,016